COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCY [Abstract]
Schedule of future minimum lease payments under non-cancellable operating leases
2017	$5,006
2018	3,193
2019	2,920

Total	$11,119

Schedule of future minimum payments related to long-term debts
2017	$-
2018	59,260
2019	42,786

Total	$102,046